Lines Of Credit	12 Months Ended
Dec. 31, 2011
Lines Of Credit [Abstract]
Lines Of Credit

(8) Lines of Credit

At December 31, 2011, the Company has lines of credit of $11.0 million, with three correspondent banks to purchase federal funds. There were no amounts outstanding in connection with this line of credit at December 31, 2011 and 2010.